Expense Example, No Redemption (Vanguard GNMA Fund Retail)	Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	22	11
3 YEAR	68	35
5 YEAR	118	62
10 YEAR	268	141